Leases - Additional information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Expense relating to short-term leases	₽ 35	₽ 60
Future minimum lease rentals under non-cancellable operating lease commitments for short term lease	₽ 12	₽ 21
Maximum
Leases
Average life of lease	8 years